DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Financial Instruments and Balances
The following table details the location and amounts recognized in the Consolidated Balance Sheets for fair value hedges:

		December 31, 2015			December 31, 2014
			Estimated fair value			Estimated fair value
(Dollars in thousands)	Balance Sheet Location	Notional amount	Gain	Loss	Notional amount	Gain	Loss
Fair Value Hedges - Instruments associated with loans
Pay fixed interest rate swaps with counterparty	Accrued interest and other liabilities	$5,216	$0	$(120)	$8,739	$0	$(440)
Matched interest rate swaps with borrower	Accrued interest and other assets and other liabilities	546,458	13,981	(44)	407,423	11,150	(249)
Matched interest rate swaps with counterparty	Accrued interest and other liabilities	546,458	44	(14,015)	407,423	249	(11,227)
Total		$1,098,132	$14,025	$(14,179)	$823,585	$11,399	$(11,916)

Disclosure by Type of Financial Instrument [Table Text Block]
The following table discloses the gross and net amounts of assets and liabilities recognized in the Consolidated Balance Sheets:

	December 31, 2015			December 31, 2014
(Dollars in thousands)	Gross amounts of recognized liabilities	Gross amounts offset in the Consolidated Balance Sheets	Net amounts of assets presented in the Consolidated Balance Sheets	Gross amounts of recognized liabilities	Gross amounts offset in the Consolidated Balance Sheets	Net amounts of assets presented in the Consolidated Balance Sheets
Fair value hedges
Pay fixed interest rate swaps with counterparty	$120	$0	$120	$440	$0	$440
Matched interest rate swaps	14,015	(16,710)	(2,695)	11,476	(12,260)	(784)
Total	$14,135	$(16,710)	$(2,575)	$11,916	$(12,260)	$(344)

Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received
The following table details the derivative financial instruments, the average remaining maturities and the weighted-average interest rates being paid and received by First Financial at December 31, 2015:

				Weighted-Average Rate
(Dollars in thousands)	Notional amount	Average maturity (years)	Fair value	Receive	Pay
Asset conversion swaps
Pay fixed interest rate swaps with counterparty	$5,216	1.6	$(120)	2.21%	6.95%
Receive fixed, matched interest rate swaps with borrower	546,458	4.9	13,937	4.41%	2.60%
Pay fixed, matched interest rate swaps with counterparty	546,458	4.9	(13,971)	2.60%	4.41%
Total asset conversion swaps	$1,098,132	4.9	$(154)	3.50%	3.52%